NOTES PAYABLE (Details Narrative) - Convertible Promissory Note Agreement [Member] - USD ($)	Dec. 15, 2023	Oct. 27, 2023	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount					$ 350,000
Repayments of convertible debt	$ 50,000	$ 200,000
Convertible notes outstanding			$ 100,000	$ 100,000